Note 2 - Investments (Details) - Available-for-sale Securities - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fixed maturities:
Fixed maturity securities, amortized cost	$ 399,525,617	$ 403,596,261
Fixed maturity securities, gross unrealized gains	19,148,943	28,219,388
Fixed maturity securities, gross unrealized losses	9,527,753	1,698,171
Fixed maturity securities	409,146,807	430,117,478
Equity securities:
Equity securities, amortized cost	7,452,666	6,331,436
Equity securities, gross unrealized gains	702,497	1,197,756
Equity securities, gross unrealized losses	538,374	123,373
Equity securities	7,616,789	7,405,819
Securities, amortized cost	406,978,283	409,927,697
Securities, gross unrealized gains	19,851,440	29,417,144
Securities, gross unrealized losses	10,066,127	1,821,544
Securities	416,763,596	437,523,297
US Government Agencies Debt Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	23,373,714	28,063,178
Fixed maturity securities, gross unrealized gains	642,038	820,997
Fixed maturity securities, gross unrealized losses	0	16,164
Fixed maturity securities	24,015,752	28,868,011
Equity securities:
Securities	24,015,752	28,868,011
US States and Political Subdivisions Debt Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	36,830,198	38,021,271
Fixed maturity securities, gross unrealized gains	4,511,826	5,985,975
Fixed maturity securities, gross unrealized losses	136,585	0
Fixed maturity securities	41,205,439	44,007,246
Equity securities:
Securities	41,205,439	44,007,246
Corporate Debt Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	229,425,035	224,299,411
Fixed maturity securities, gross unrealized gains	10,338,999	15,669,733
Fixed maturity securities, gross unrealized losses	4,587,896	930,632
Fixed maturity securities	235,176,138	239,038,512
Equity securities:
Securities	235,176,138	239,038,512
Foreign [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	65,010,084	63,792,040
Fixed maturity securities, gross unrealized gains	1,731,076	2,934,542
Fixed maturity securities, gross unrealized losses	4,682,638	751,369
Fixed maturity securities	62,058,522	65,975,213
Equity securities:
Securities	62,058,522	65,975,213
Asset-backed Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	143,552	1,432,996
Fixed maturity securities, gross unrealized gains	457	33,501
Fixed maturity securities, gross unrealized losses	0	0
Fixed maturity securities	144,009	1,466,497
Equity securities:
Securities	144,009	1,466,497
Commercial Mortgage Backed Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	6,830,520	7,869,355
Fixed maturity securities, gross unrealized gains	148,314	266,831
Fixed maturity securities, gross unrealized losses	15,592	0
Fixed maturity securities	6,963,242	8,136,186
Equity securities:
Securities	6,963,242	8,136,186
Residential Mortgage Backed Securities [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	37,200,599	40,118,010
Fixed maturity securities, gross unrealized gains	1,776,233	2,507,809
Fixed maturity securities, gross unrealized losses	62,255	6
Fixed maturity securities	38,914,577	42,625,813
Equity securities:
Securities	38,914,577	42,625,813
Redeemable Preferred Stock [Member]
Fixed maturities:
Fixed maturity securities, amortized cost	711,915
Fixed maturity securities, gross unrealized gains	0
Fixed maturity securities, gross unrealized losses	42,787
Fixed maturity securities	669,128
Equity securities:
Securities	669,128
US Agencies [Member]
Equity securities:
Equity securities, amortized cost	707,900	707,900
Equity securities, gross unrealized gains	0	0
Equity securities, gross unrealized losses	0	0
Equity securities	707,900	707,900
Securities	707,900	707,900
Mutual Funds [Member]
Equity securities:
Equity securities, amortized cost	318,284	318,284
Equity securities, gross unrealized gains	0	40,038
Equity securities, gross unrealized losses	14,253	0
Equity securities	304,031	358,322
Securities	304,031	358,322
Common Stock [Member]
Equity securities:
Equity securities, amortized cost	6,426,482	5,305,252
Equity securities, gross unrealized gains	702,497	1,157,718
Equity securities, gross unrealized losses	524,121	123,373
Equity securities	6,604,858	6,339,597
Securities	$ 6,604,858	$ 6,339,597